ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS - Estimated liability (Details)	Dec. 14, 2023 shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrant liability - current		¥ 8,519,880	$ 1,200,000
Number of bought back an aggregate warrant	17,953,269
Post 2024 Reverse Stock Split
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of bought back an aggregate warrant	997,404